Stated capital - Stock repurchase program (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2023
Share Repurchase Program [Line Items]
Shares repurchased, amount				$ 10,037
August 2023 - August 2025 stock repurchase program
Share Repurchase Program [Line Items]
Stock repurchase program, amount authorized for repurchase					$ 50,000
Stock repurchase program, number of shares repurchased	930,556	948,101	0
Share repurchase program, price per share for shares repurchased	$ 5.61	$ 5.04
Shares repurchased, amount	$ 5,200	$ 4,800